IFRS 9 impact on other comprehensive income and retained earnings (Detail) $ in Millions	Jan. 01, 2018 USD ($)
Other comprehensive income recognized directly in equity, net of tax
Reclassification of financial assets (available for sale to fair value through profit or loss) - equity instruments	$ (204)
Reclassification of financial assets (available for sale to fair value through profit or loss) - debt instruments	(5)
Tax (expense) / benefit	134
Total change in other comprehensive income	(74)
Retained earnings
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	(310)
Reclassification of financial assets (reclassified from available for sale to fair value through profit or loss)	209
Recognition of ECL for on-balance sheet financial assets	(282)
Remeasurement of financial liabilities (reclassified from amortized cost to designated at fair value through profit or loss)	5
Recognition of derivative loan commitments measured at fair value through profit or loss	(61)
Derecognition of liabilities for deferred fees on other loan commitments	4
Derecognition of derivative loan commitments measured at fair value through profit or loss	2
Recognition of ECL for off-balance sheet positions	(76)
Tax (expense) / benefit	(9)
Total change in retained earnings	(518)
Total change in equity due to the adoption of IFRS 9	(591)
UBS AG
Other comprehensive income recognized directly in equity, net of tax
Reclassification of financial assets (available for sale to fair value through profit or loss) - equity instruments	(204)
Reclassification of financial assets (available for sale to fair value through profit or loss) - debt instruments	(5)
Tax (expense) / benefit	134
Total change in other comprehensive income	(74)
Retained earnings
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	(310)
Reclassification of financial assets (reclassified from available for sale to fair value through profit or loss)	209
Recognition of ECL for on-balance sheet financial assets	(282)
Remeasurement of financial liabilities (reclassified from amortized cost to designated at fair value through profit or loss)	5
Recognition of derivative loan commitments measured at fair value through profit or loss	(61)
Derecognition of liabilities for deferred fees on other loan commitments	4
Derecognition of derivative loan commitments measured at fair value through profit or loss	2
Recognition of ECL for off-balance sheet positions	(76)
Tax (expense) / benefit	(9)
Total change in retained earnings	(518)
Total change in equity due to the adoption of IFRS 9	$ (591)